Fair Value Measurement (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Fair Value Measurement
Schedule of assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy

	Fair Value Measurements
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
As of December 31, 2020:
Bank time deposits *	$1,515,880	$—	$1,515,880	$—
Wealth management products *	166,168	—	166,168	—
Equity securities with readily determinable market value **	289,221	289,221	—	—
Total	$1,971,269	$289,221	$1,682,048	$—

As of June 30, 2021:
Bank time deposits *	$750,467	$—	$750,467	$—
Wealth management products *	180,355	—	180,355	—
Equity securities with readily determinable market value **	241,590	241,590	—	—
Total	$1,172,412	$241,590	$930,822	$—

* Included in short-term investments on the Group’s consolidated balance sheets.

** Included in long-term investments on the Group’s consolidated balance sheets.

	Fair Value Measurements
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
As of December 31, 2020:
Bank time deposits*	$1,515,880	$—	$1,515,880	$—
Wealth management products*	166,168	—	166,168	—
Equity securities with readily determinable market value **	289,221	289,221	—	—
Total	$1,971,269	$289,221	$1,682,048	$—

As of September 30, 2021:
Bank time deposits*	$665,983	$—	$665,983	$—
Wealth management products*	212,504	—	212,504	—
Equity securities with readily determinable market value **	420,012	420,012	—	—
Total	$1,298,499	$420,012	$878,487	$—

* Included in short-term investments on the Group’s unaudited interim condensed consolidated balance sheets.

** Included in long-term investments on the Group’s unaudited interim condensed consolidated balance sheets.